Financial Instruments - Pre-tax Gains (Losses) on Condensed Consolidated Statements of Operations (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Cash Flow Hedges
Foreign exchange contracts-accumulated other comprehensive income (effective portion)	$ (17)	$ 95	$ 11	$ 24
Foreign exchange contracts-accumulated other comprehensive income (effective portion)	11	(30)	14	5
Interest Expense [Member]
Fair Value Hedges
Interest rate derivatives	(3)	(3)	(10)	(7)
Gains/(losses) on hedged items	3	3	10	7
Cash Flow Hedges
Interest rate derivatives-Reclassified from accumulated other comprehensive income (effective portion)	(1)		(2)	(1)
Net sales [Member]
Cash Flow Hedges
Foreign exchange contracts, Reclassified from accumulated other comprehensive income (effective portion)	1	3	1	2
Cost of Goods Sold [Member]
Cash Flow Hedges
Foreign exchange contracts, Reclassified from accumulated other comprehensive income (effective portion)	8	(20)	20	(34)
Other, Net [Member]
Cash Flow Hedges
Foreign exchange contracts, Reclassified from accumulated other comprehensive income (effective portion)	9	7	14	4
Not Designated as Hedges
Not Designated as Hedges, Foreign exchange contracts	$ 89	$ 71	$ 109	$ 24